Other disclosures - Risk Management and Principal Risks - Capital resources (audited) (Details) - Barclays Bank PLC [member] - GBP (£) £ in Billions		Dec. 31, 2018	Dec. 31, 2017
CET1 Capital [member]
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional regulatory capital	[1]	£ 23.4	£ 35.5
T1 capital [member]
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional regulatory capital	[1]	31.9	47.0
Total regulatory capital [member]
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional regulatory capital	[1]	£ 38.4	£ 59.8

[1]

Capital, RWAs and leverage are calculated applying the transitional arrangements of the CRR. This includes IFRS 9 transitional arrangements and the grandfathering of

CRR non-compliant capital instruments.